Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 17: SUBSEQUENT EVENTS

On March 11, 2020, the Company completed a $119,060 sale and leaseback transaction with an unrelated third party to refinance the existing credit facilities of the Navios Unison, the Navios Constellation, the Navios Unite and the YM Utmost. The Company drew the entire amount on March 13, 2020. The Company has the option to buy: (i) the Navios Unison and the Navios Constellation with purchase option price starting at the end of year three de-escalating up to a $12,000 and $13,500 purchase obligation at maturity, respectively; and (ii) the Navios Unite and the YM Utmost with purchase option price starting at the end of year two de-escalating up to a $9,000 and $9,000 purchase obligation at maturity, respectively. The sale and leaseback agreement: (i) will be repayable in 28 quarterly installments of $991 and $1,020 each, matures in March 2027 and bears interest at LIBOR plus 310 bps per annum for the Navios Unison and the Navios Constellation, respectively; (ii) will be repayable in 20 quarterly installments of: (a) $8.0 per day for the first eight installments; and (b) $3.4 per day for the remaining 12 installments, matures in March 2025 and bears interest at LIBOR plus 335 bps per annum for the Navios Unite; and (iii) will be repayable in 20 quarterly installments of: (a) $8.0 per day for the first eight installments; and (b) $3.5 per day for the remaining 12 installments, matures in March 2025 and bears interest at LIBOR plus 335 bps per annum for the YM Utmost.